FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2022	Sep. 30, 2022	Dec. 31, 2021
Change in fair value during the year	$ 70,000
Fair Value, Inputs, Level 3 [Member]
Beginning Balance, Warrants		$ (32,000)	$ (2,228,000)
Change in fair value during the year		13,000	(91,000)
Ending Balance, Warrants		(19,000)	(32,000)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity			1,755,000
Change in value due to warrants expiring during the year			448,000
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus			84,000
Fair Value, Inputs, Level 3 [Member] | Senior Secured Debt
Beginning Balance, Warrants		0	(2,203,000)
Change in fair value during the year		0	0
Ending Balance, Warrants		0	0
Change in the terms of warrants previously recorded as a liability and now reclassified to equity			1,755,000
Change in value due to warrants expiring during the year			448,000
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus			0
Fair Value, Inputs, Level 3 [Member] | Derivative
Beginning Balance, Warrants		(32,000)	(25,000)
Change in fair value during the year		13,000	(91,000)
Ending Balance, Warrants		$ (19,000)	(32,000)
Change in the terms of warrants previously recorded as a liability and now reclassified to equity			0
Change in value due to warrants expiring during the year			0
Extinguishment of derivative liability due to payoff of $700,000 loan to Auctus			$ 84,000